CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended		203 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Series B 10% Cumulative Convertible Preferred Stock [Member]
Preferred Shares converted into Common shares	198.27	140.87	22,774.45
Stock issued in connection with non-registration events			0
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Series B 10% Cumulative Convertible Preferred Stock [Member] | Series B Preferred Stock Conversion Common Stock [Member]
Preferred Shares converted into Common shares				1,124.73
Preferred Stock, Par Value				$ 0.001
Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	0	3,003	9,558,112
Stock issued in connection with non-registration events			553,629
Preferred Stock, Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common Stock [Member] | Series B 10% Cumulative Convertible Preferred Stock [Member]
Preferred Shares converted into Common shares	547,707	388,603	62,912,304
Common Stock [Member] | Series B 10% Cumulative Convertible Preferred Stock [Member] | Series B Preferred Stock Conversion Common Stock [Member]
Common shares issued upon conversion				3,106,988
Common Stock [Member] | Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	0	30,030	43,728,457